SHARE-BASED PAYMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Summary of information related to common stock and preferred stock warrants

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2022	176,733	$209
Granted	93,099	99.50
Exercised	(32,086)	97.88
Forfeited	—	—
Outstanding - June 30, 2023	237,746	$181.25
Exercisable at December 31, 2022	171,278	$210.50
Exercisable at June 30, 2023	237,745	$181.25

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2020	366	$6,650
Granted	1,205	11,450
Conversion of preferred stock warrants upon IPO	21	19,150
Exercised	(155)	11,425
Forfeited	(4)	19,150
Outstanding - December 31, 2021	1,432	$10,300
Granted	241,308	140.36
Exercised	(66,007)	131.25
Forfeited	—	—
Outstanding - December 31, 2022	176,733	$209.23

Exercisable at December 31, 2021	1,432	$10,300
Exercisable at December 31, 2022	171,278	$210.41

Summary of information related to stock options under stock plan

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2020	485	$5,850
Granted	1,093	10,375
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2021	1,558	$9,053
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2022	1,558	$9,053
Exercisable at December 31, 2021	1,266	$8,975
Exercisable at December 31, 2022	1,389	$10,125

Weighted average duration (years) to expiration of outstanding options at December 31, 2022	7.00

Schedule of assumptions utilized for option grants

	Year Ended
	December 31,
	2022	2021
Risk Free Interest Rate	n/a	0.34% - 0.85%
Expected Dividend Yield	n/a	0.00%
Expected Volatility	n/a	58.00%
Expected Life (years)	n/a	5.18